Consolidated Statement of Financial Position - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Property, plant and equipment	SFr 5,681	SFr 7,235
Intangible assets	212	271
Total non-current assets	5,893	7,506
Short-term time deposits	119,580	161,198
Other current assets	3,617	4,589
Trade and other receivables	1,953	1,019
Cash and cash equivalents	67,309	87,946
Total current assets	192,459	254,752
Total assets	198,352	262,258
Shareholders' equity and liabilities
Share capital	3,635	3,604
Additional paid-in capital	365,530	360,323
Treasury share reserve	(981)	(981)
Cumulative losses	(191,755)	(127,780)
Total shareholders' equity	176,429	235,166
Contract liability	0	3,637
Lease liability	2,444	3,652
Employee benefits	5,063	2,552
Total non-current liabilities	7,507	9,841
Trade and other payables	1,328	2,143
Accrued expenses	7,547	7,501
Contract liability	4,333	6,409
Lease liability	1,208	1,198
Total current liabilities	14,416	17,251
Total liabilities	21,923	27,092
Total shareholders' equity and liabilities	SFr 198,352	SFr 262,258